VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-5005 FAX: 312-609-5005

COREY L. ZARSE 312-609-7785 czarse@vedderprice.com	CHICAGO • NEW YORK CITY • WASHINGTON, D.C.
July 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:     Nuveen Investment Funds, Inc. (the “Registrant”); File No. 811-05309

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Multi-Strategy Core Bond Fund, a series of Nuveen Investment Trust III (File No. 811-09037), into Nuveen Total Return Bond Fund, a series of the Registrant.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Corey L. Zarse

CLZ/mjm

Enclosures